Investment in Joint Venture	12 Months Ended
Dec. 31, 2022
Disclosure Of Joint Ventures Text Block Abstract
Investment in joint venture
11	Investment in joint venture

The carrying amount of the investment is adjusted to recognize changes in the Company’s share of net assets of the joint venture since the acquisition date. Goodwill relating to the joint venture is included in the carrying amount of the investment and is not tested for impairment separately.

The financial statements of the joint venture are prepared for the same reporting period as the Company. When necessary, adjustments are made to bring the accounting policies in line with those of the Company.

The details of the Company’s joint venture are shown below:

			Participation in investments - %
			2022	2021
Group	Company	Country	Direct participation
Financeira Itaú CBD S.A.	Bellamar Empreendimento e Participação S.A.	Brazil	50.00	50.00

As described in note 1.3, the Company engaged in the Exchange Transaction in which the Company received 50% interest in Bellamar, an entity that holds 35.76% of FIC’s capital stock. As a result, the Company holds 17.88% indirect interest in FIC.

FIC is a Brazilian company that operates financial services in the Company stores and GPA’s stores with exclusive rights to offer credit cards, financial services and insurance policies, except for extended warranties. FIC has been operating for more than ten years. The FIC is operated by Itaú Unibanco that hold 50% of the shares of FIC.

The Company initially accounted for the investment in Bellamar at its fair value of R$769 which included the investment in FIC also at fair value. The fair value of investment in FIC was determined by an independent appraisal.

Financial information of joint venture

	As of December 31,
	2022	2021
Current assets	1	33
Non-current assets	519	433
Current liabilities	-	33
Shareholders equity	520	433
Net income for the year	86	95

Breakdown

Amount
As of December 31, 2019	320
Equity accounting	27
Capital Increase	51
Equity on other comprehensive income	82
Discontinued operations (note 1.3)	(480)
Corporate restructuring (note 1.3)	769
As of December 31, 2020	769

Share of profit of associates	47
Dividends received	(11)
Dividends receivable	(16)
As of December 31, 2021	789

Share of profit of associates	44
As of December 31, 2022	833